Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities

Note 3. Securities

A summary comparison of securities by type at June 30, 2015 and December 31, 2014 is shown below.

	June 30, 2015
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$—	$—	$—	$—
U.S. Government Agencies	281,825	64	(2,077)	279,812
Corporate debt securities	128,779	3,803	(1,507)	131,075
Mutual funds or other equity securities	1,828	2,125	—	3,953
Municipal bonds	49,461	277	(495)	49,243

Total Available-for-Sale Securities	$461,893	$6,269	$(4,079)	$464,083

Held to Maturity:
U.S. Government Agencies	$131,329	$—	$(1,708)	$129,621
Mortgage-backed securities	53,831	26	(543)	53,314

Total Held to Maturity Securities	$185,160	$26	$(2,251)	$182,935

	December 31, 2014
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$36,000	$—	$—	$36,000
U.S. Government Agencies	295,620	30	(4,155)	291,495
Corporate debt securities	126,654	4,415	(1,006)	130,063
Mutual funds or other equity securities	570	4	—	574
Municipal bonds	40,599	1,077	—	41,676

Total Available-for-Sale Securities	$499,443	$5,526	$(5,161)	$499,808

Held to Maturity:
U.S. Government Agencies	$84,479	$—	$(1,950)	$82,529
Mortgage-backed securities	57,316	57	(214)	57,159

Total Held to Maturity Securities	$141,795	$57	$(2,164)	$139,688

The scheduled maturities of securities at June 30, 2015 and December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities due to call or prepayments. Mortgage-backed securities are not due at a single maturity because of amortization and potential prepayment of the underlying mortgages. For this reason they are presented separately in the maturity table below.

	June 30, 2015		December 31, 2014
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-Sale:
Due in one year or less	$21,333	$21,482	$71,547	$71,665
Due after one year through five years	288,752	289,470	219,470	219,785
Due after five years through 10 years	98,643	98,401	158,076	157,531
Over 10 years	53,165	54,730	50,350	50,827

Total Available-for-Sale Securities	$461,893	$464,083	$499,443	$499,808

Held to Maturity:
Due in one year or less	$—	$—	$—	$—
Due after one year through five years	36,976	36,760	24,999	24,609
Due after five years through 10 years	94,353	92,861	59,480	57,920
Over 10 years	—	—	—	—

Subtotal	131,329	129,621	84,479	82,529
Mortgage-backed Securities	53,831	53,314	57,316	57,159

Total Held to Maturity Securities	$185,160	$182,935	$141,795	$139,688

At June 30, 2015 $508.8 million of the First Guaranty’s securities were pledged to secure public fund deposits and borrowings. The pledged securities had a market value of $506.6 million as of June 30, 2015.

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses at June 30, 2015.

	At June 30, 2015
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	—	$—	$—	—	$—	$—	—	$—	$—
U.S. Government Agencies	45	118,120	(825)	23	90,889	(1,252)	68	209,009	(2,077)
Corporate debt securities	84	28,961	(821)	30	10,118	(686)	114	39,079	(1,507)
Mutual funds or other equity securities	—	—	—	—	—	—	—	—	—
Municipal bonds	21	22,050	(495)	—	—	—	21	22,050	(495)

Total Available-for-Sale Securities	150	$169,131	$(2,141)	53	$101,007	$(1,938)	203	$270,138	$(4,079)

Held to Maturity:
U.S. Government Agencies	23	$105,966	$(1,192)	7	$23,655	$(516)	30	$129,621	$(1,708)
Mortgage-backed securities	24	45,158	(543)	—	—	—	24	45,158	(543)

Total Held to Maturity Securities	47	$151,124	$(1,735)	7	$23,655	$(516)	54	$174,779	$(2,251)

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses at December 31, 2014.

	At December 31, 2014
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	4	$24,000	$—	—	$—	$—	4	$24,000	$—
U.S. Government Agencies	4	43,983	(17)	66	232,482	(4,138)	70	276,465	(4,155)
Corporate debt securities	37	15,395	(238)	50	15,397	(768)	87	30,792	(1,006)
Mutual funds or other equity securities	—	—	—	—	—	—	—	—	—

Total Available-for-Sale Securities	45	$83,378	$(255)	116	$247,879	$(4,906)	161	$331,257	$(5,161)

Held to Maturity:
U.S. Government Agencies	1	$4,993	$(7)	19	$77,536	$(1,943)	20	$82,529	$(1,950)
Mortgage-backed securities	7	12,008	(13)	12	29,415	(201)	19	41,423	(214)

Total Held to Maturity Securities	8	$17,001	$(20)	31	$106,951	$(2,144)	39	$123,952	$(2,164)

Securities are evaluated for other-than-temporary impairment at least quarterly and more frequently when economic or market conditions warrant such evaluation. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, (iii) the recovery of contractual principal and interest and (iv) the intent and ability of First Guaranty to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

The amount of investment securities issued by U.S. Government and Government sponsored agencies with unrealized losses and the amount of unrealized losses on those investment securities are the result of changes in market interest rates. First Guaranty has the ability and intent to hold these securities in its current portfolio until recovery, which may be until maturity.

The corporate debt securities consist primarily of corporate bonds issued by financial, insurance, utility, manufacturing, industrial, consumer products and oil and gas organizations. First Guaranty believes that each of the issuers will be able to fulfill the obligations of these securities based on evaluations described above. First Guaranty has the ability and intent to hold these securities until they recover, which could be at their maturity dates.

At June 30, 2015, First Guaranty believes that the securities with unrealized losses reflect impairment that is temporary and there are no securities with other-than-temporary impairment.

At June 30, 2015, First Guaranty’s exposure to bond issuers that exceeded 10% of shareholders’ equity is below:

	At June 30, 2015
(in thousands)	Amortized Cost	Fair Value
Federal Home Loan Bank (FHLB)	$143,013	$141,427
Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC)	66,564	65,927
Federal National Mortgage Association (Fannie Mae-FNMA)	124,258	123,211
Federal Farm Credit Bank (FFCB)	133,150	132,182

Total	$466,985	$462,747

Note 4. Securities

A summary comparison of securities by type at December 31, 2014 and 2013 is shown below.

	December 31, 2014
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$36,000	$—	$—	$36,000
U.S. Government Agencies	295,620	30	(4,155)	291,495
Corporate debt securities	126,654	4,415	(1,006)	130,063
Mutual funds or other equity securities	570	4	—	574
Municipal bonds	40,599	1,077	—	41,676

Total Available-for-Sale Securities	$499,443	$5,526	$(5,161)	$499,808

Held to Maturity:
U.S. Government Agencies	$84,479	$—	$(1,950)	$82,529
Mortgage-backed securities	57,316	57	(214)	57,159

Total Held to Maturity Securities	$141,795	$57	$(2,164)	$139,688

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$36,000	$—	$—	$36,000
U.S. Government Agencies	302,816	—	(16,117)	286,699
Corporate debt securities	142,580	3,729	(1,828)	144,481
Mutual funds or other equity securities	564	—	(8)	556
Municipal bonds	16,091	384	—	16,475

Total Available-for-Sale Securities	$498,051	$4,113	$(17,953)	$484,211

Held to Maturity:
U.S. Government Agencies	$86,927	$—	$(5,971)	$80,956
Mortgage-backed securities	63,366	—	(2,680)	60,686

Total Held to Maturity Securities	$150,293	$—	$(8,651)	$141,642

The scheduled maturities of securities at December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities due to call or prepayments. Mortgage-backed securities are not due at a single maturity because of amortization and potential prepayment of the underlying mortgages. For this reason they are presented separately in the maturity table below.

	December 31, 2014
(in thousands)	Amortized Cost	Fair Value
Available-for-Sale:
Due in one year or less	$71,547	$71,665
Due after one year through five years	219,470	219,785
Due after five years through 10 years	158,076	157,531
Over 10 years	50,350	50,827

Total Available-for-Sale Securities	$499,443	$499,808

Held to Maturity:
Due in one year or less	$—	$—
Due after one year through five years	24,999	24,609
Due after five years through 10 years	59,480	57,920
Over 10 years	—	—

Subtotal	84,479	82,529
Mortgage-back Securities	57,316	57,159

Total Held to Maturity Securities	$141,795	$139,688

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses as of the dates indicated:

	At December 31, 2014
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	4	$24,000	$—	—	$—	$—	4	$24,000	$—
U.S. Government Agencies	4	43,983	(17)	66	232,482	(4,138)	70	276,465	(4,155)
Corporate debt securities	37	15,395	(238)	50	15,397	(768)	87	30,792	(1,006)
Mutual funds or other equity securities	—	—	—	—	—	—	—	—	—
Municipal bonds	—	—	—	—	—	—	—	—	—

Total Available-for-Sale Securities	45	$83,378	$(255)	116	$247,879	$(4,906)	161	$331,257	$(5,161)

Held to Maturity:
U.S. Government Agencies	1	$4,993	$(7)	19	$77,536	$(1,943)	20	$82,529	$(1,950)
Mortgage-backed securities	7	12,008	(13)	12	29,415	(201)	19	41,423	(214)

Total Held to Maturity Securities	8	$17,001	$(20)	31	$106,951	$(2,144)	39	$123,952	$(2,164)

	At December 31, 2013
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	3	$26,000	$—	—	$—	$—	3	$26,000	$—
U.S. Government Agencies	65	218,047	(11,110)	21	68,652	(5,007)	86	286,699	(16,117)
Corporate debt securities	154	39,555	(1,378)	22	5,173	(450)	176	44,728	(1,828)
Mutual funds or other equity securities	1	492	(8)	—	—	—	1	492	(8)

Total Available-for-Sale Securities	223	$284,094	$(12,496)	43	$73,825	$(5,457)	266	$357,919	$(17,953)

Held to Maturity:
U.S. Government Agencies	14	$50,520	$(3,743)	7	$30,436	$(2,228)	21	$80,956	$(5,971)
Mortgage-backed securities	26	60,686	(2,680)	—	—	—	26	60,686	(2,680)

Total Held to Maturity Securities	40	$111,206	$(6,423)	7	$30,436	$(2,228)	47	$141,642	$(8,651)

As of December 31, 2014, 200 of the Company’s debt securities had unrealized losses totaling 1.6% of the individual securities’ amortized cost basis and 1.1% of the Company’s total amortized cost basis of the investment securities portfolio. 147 of the 200 securities had been in a continuous loss position for over 12 months at such date. The 147 securities had an aggregate amortized cost basis of $361.9 million and an unrealized loss of $7.1 million at December 31, 2014. Management has the intent and ability to hold these debt securities until maturity or until anticipated recovery. No declines in these 200 securities were deemed to be other-than-temporary.

Securities are evaluated for other-than-temporary impairment at least quarterly and more frequently when economic or market conditions warrant. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, (iii) the recovery of contractual principal and interest and (iv) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment securities issued by the U.S. Government and Government sponsored agencies with unrealized losses and the amount of unrealized losses on those investment securities are the result of changes in market interest rates. The Company has the ability and intent to hold these securities until recovery, which may not be until maturity.

Corporate debt securities in a loss position consist primarily of corporate bonds issued by businesses in the financial, insurance, utility, manufacturing, industrial, consumer products and oil and gas industries. The Company believes that each of the issuers will be able to fulfill the obligations of these securities based on evaluations described above. The Company has the ability and intent to hold these securities until they recover, which could be at their maturity dates.

The Company believes that the securities with unrealized losses reflect impairment that is temporary and there are currently no securities with other-than-temporary impairment. There were no other-than-temporary impairment losses recognized on securities in 2014, 2013 or 2012.

At December 31, 2014 and 2013 the carrying value of pledged securities totaled $516.5 million and $503.1 million, respectively. Gross realized gains on sales of securities were $0.2 million, $1.4 million and $4.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Gross realized losses were $0.2 million, $0 and $7,000 for the years ended December 31, 2014, 2013 and 2012. The tax applicable to these transactions amounted to $0 million, $0.5 million, and $1.7 million for 2014, 2013 and 2012, respectively. Proceeds from sales of securities classified as available-for-sale amounted to $109.8 million, $18.6 million and $77.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Net unrealized gains on available-for-sale securities included in accumulated other comprehensive income (loss) (“AOCI”), net of applicable income taxes, totaled $0.2 million at December 31, 2014. At December 31, 2013 net unrealized losses included in AOCI, net of applicable income taxes, totaled $9.1 million. During 2014 and 2013 gains, net of tax, reclassified out of AOCI into earnings totaled $0.2 million and $1.0 million, respectively.

At December 31, 2014, the Company’s exposure to investment securities issuers that exceeded 10% of shareholders’ equity as follows:

	At December 31, 2014
(in thousands)	Amortized Cost	Fair Value
U.S. Treasuries	$36,000	$36,000
Federal Home Loan Bank (FHLB)	129,610	127,006
Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC)	75,647	75,004
Federal National Mortgage Association (Fannie Mae-FNMA)	109,817	108,374
Federal Farm Credit Bank (FFCB)	122,341	120,799

Total	$473,415	$467,183